Loans	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Loans
21.	LOANS

					2022		2021		2020
	Interest rate (1)			Maturity	Non- current	Current	Non- current	Current	Non- current	Current
Pesos:
NO (4)	69.09%	-	69.18%	2023-2024	64	5	67	56	77	205
Export pre-financing		-		-	-	-	-	-	-	65
Loans	90.46%	-	90.83%	2024	46	25	136	70	64	81
Account overdraft	69.50%	-	72.00%	2023	-	71	-	8	-	-

					110	101	203	134	141	351

Currencies other than the Peso:
NO (2) (3)	1.50%	-	10.00%	2023-2047	5,594	828	6,206	541	5,905	739
Export pre-financing (5)	2.20%	-	5.50%	2023	-	22	12	42	150	305
Imports financing	6.72%	-	8.57%	2023	-	21	-	3	-	-
Loans	2.68%	-	19.75%	2023-2027	244	168	113	125	81	398

					5,838	1,039	6,331	711	6,136	1,442

					5,948	1,140	6,534	845	6,277	1,793

(1)	Nominal annual interest rate as of December 31, 2022.
(2)	Disclosed net of 9 and 4 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2022 and 2021, respectively.
(3)
Includes 523, 602 and 249 as of December 31, 2022, 2021 and 2020, respectively, of nominal value of negotiable obligations that will be canceled in Pesos at the applicable exchange rate in accordance with the terms of the series issued.

(4)
Includes 45 and 55 as of December 31, 2021 and 2020, respectively, of nominal value of NO that will be canceled in dollars at the applicable exchange rate according to the conditions of the issued series.

(5)	Includes 2 and 57 as of December 31, 2021 and 2020, respectively, of pre-financing of exports granted by BNA, which accrue a 5.50% and 5.85%, respectively, weighted average rate.
The breakdown of the Group’s borrowings as of the fiscal year ended on December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Balance at beginning of the year	7,379	8,070	8,810

Proceeds from loans	402	963	1,803
Payments of loans	(780)	(1,653)	(2,283)
Payments of interest	(543)	(615)	(873)
Account overdraft, net	71	8	2
Accrued interest (1)	680	701	824
Net exchange differences and translation	(113)	(70)	(237)
Result from debt exchange	-	(21)	29
Result from net monetary position (2)	(8)	(4)	(5)

Balance at the end of the year	7,088	7,379	8,070

(1)	Includes capitalized financial costs.
(2)
Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

Details regarding the NO of the Group are as follows:

									2022		2021		2020
Month	Year	Principal Value		Ref.	Class	Interest rate (3)		Principal Maturity	Non- current	Current	Non- current	Current	Non- current	Current

YPF
-	1998	US$	15	(1) (6)	-	Fixed	10.00%	2028	15	-	15	-	15	-
April, February, October	2014/15/16	US$	1,522	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	346	273	606	278	1,522	32
September	2014	$	1,000	(2) (6) (7)	Class XXXIV	BADLAR + 0.1%	69.09%	2024	1	1	3	2	6	3
April	2015	US$	1,500	(2) (6)	Class XXXIX	Fixed	8.50%	2025	1,132	41	1,132	41	1,500	54
October	2015	$	2,000	(2) (6) (7)	Class XLIII	BADLAR	69.18%	2023	-	4	6	7	16	9
March, January	2016/20	$	5,455	(2) (4) (6)	Class XLVI	-	-	-	-	-	-	-	-	73
March	2016	US$	1,000	(2) (6)	Class XLVII	-	-	-	-	-	-	-	-	423
May	2017	$	4,602	(2) (6) (8)	Class LII	-	-	-	-	-	-	47	55	1
July, December	2017	US$	1,000	(2) (6)	Class LIII	Fixed	6.95%	2027	818	25	816	25	1,010	31
December	2017	US$	750	(2) (6)	Class LIV	Fixed	7.00%	2047	529	1	533	2	741	2
June	2019	US$	500	(6) (9)	Class I	Fixed	8.50%	2029	397	-	397	-	498	-
January	2020	$	2,112	(6) (9)	Class V	-	-	-	-	-	-	-	-	27
January, March	2020	$	5,006	(6) (9)	Class VI	-	-	-	-	-	-	-	-	64
January	2020	US$	10	(5) (6) (9)	Class VII	-	-	-	-	-	-	-	-	10
March	2020	US$	9	(6) (9)	Class VIII	-	-	-	-	-	-	-	-	9
March	2020	US$	4	(6) (9)	Class IX	-	-	-	-	-	-	-	-	4
May	2020	US$	93	(5) (6) (9)	Class XI	-	-	-	-	-	-	-	-	94
June	2020	US$	78	(5) (6) (9)	Class XII	-	-	-	-	-	-	75	78	-
July	2020	US$	543	(6) (9)	Class XIII	Fixed	8.50%	2025	127	90	211	91	473	80
December, February	2020/21	US$	143	(5) (6) (9)	Class XIV	Fixed	2.00%	2023	-	139	143	-	68	-
December	2020	$	2,316	(6) (9)	Class XV	-	-	-	-	-	-	-	-	28
February	2021	US$	775	(6) (9)	Class XVI	Fixed	4.00%	2026	542	238	740	9	-	-
February	2021	US$	748	(6) (9)	Class XVII	Fixed	2.50%	2029	760	-	716	-	-	-
February	2021	US$	576	(6) (9)	Class XVIII	Fixed	1.50%	2033	544	10	513	10	-	-
February	2021	$	4,128	(6) (9) (10)	Class XIX	Fixed	3.50%	2024	63	-	58	-	-	-
July	2021	US$	384	(4) (5) (9)	Class XX	Fixed	5.75%	2032	384	11	384	10	-	-

									5,658	833	6,273	597	5,982	944

(1)	Corresponds to the 1997 M.T.N. Program for 1,000.
(2)	Corresponds to the 2008 M.T.N. Program for 10,000.
(3)	Nominal annual Interest rate as of December 31, 2022.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these Negotiable Obligations is the Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of item 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer program for an amount of 7,215.
(10)	The payment currency of this issue is the peso at the UVA value applicable in accordance with the conditions of the relevant issued series.

Exchange of NO
On July 2, 2020, YPF offered Class XIII NO denominated in dollars, accruing interest at a fixed rate of 8.5% redeemable, maturing in 2025, for a nominal value of up to 950 and a payment of 100 in cash for each 1,000 in principal amount, to be issued in exchange for Class XLVII NO issued on March 23, 2016 for a nominal value of 1,000, maturing in 2021.
In addition, on July 13, 2020, YPF announced certain changes related to the offering, offering Class XIII NO for a nominal value of up to 925 and a payment of 125 in cash for each 1,000 in principal amount.
On July 31, 2020, the operation final close. The nominal value of the Class XLVII NO submitted to the exchange amounted to 587.3, representing an adhesion of 58.73%. As a result of the transaction, YPF issued Class XIII NO for 542.8 and paid approximately 90 in cash (including accrued and unpaid interests on Class XLVII NO).
YPF assessed whether the instruments subject to exchange were substantially different, considering both qualitative (e.g., currency, term and rate) and quantitative aspects (if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received, and discounted using the original effective interest rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability). In this regard, the Company recognizes the exchange of the NO as a modification in accordance with IFRS 9 due to the fact that the instruments subject to exchange are not substantially different. As a result of the transaction, YPF recognized a loss of 29 in the fiscal year ended December 31, 2020 (see Note 28).
In the context of the foreign exchange restrictions established by BCRA (see Note 35.g)) and complying to said regulation through the refinancing reached in July 2020 in relation to the Class XLVII NOs with maturity in 2021, and with the additional objective of easing the financial commitments of the Company for the next 2 years, on January 7, 2021, YPF launched an exchange offer of Classes XLVII, XXVIII, XIII, XXXIX, LIII, I and LIV NOs (“Existing Negotiable Obligations”), for new Classes XVI, XVII and XVIII NOs (“New Negotiable Obligations”) denominated in dollars at a step up fixed interest rate, ranging from 1.5% to 9%, repayable between 2023 and 2033, including an initial cash payment for Class XLVII NOs.
The New Negotiable Obligations contain covenants, similar to those of the Existing Negotiable Obligations. In addition, Class XVI NOs are secured by (i) the assignment of collection rights arising from the export of certain exportable products under sale agreements entered into by YPF with widely recognized market traders; and (ii) a first pledge on YPF EE shares representing 50% of the outstanding capital stock and voting rights in this company, as long as at least 50% of the principal of Class XVI NOs remains outstanding.
On February 11, 2021, upon expiration of the early participation period for holders of Class XLVII NOs and the exchange offer for the rest of the Existing Negotiable Obligations, YPF announced that it had reached a global participation to the exchange of 32% and 59.8% of Class XLVII NOs. With such results, and taking into account that the refinancing of principal and interest of all Existing Negotiable Obligations that were included in the exchange largely exceeds the required 60% refinancing of the Class XLVII NO, on that same day the BCRA approved YPF’ s access to the free Exchange Market to pay the cash component offered to holders that submitted Class XLVII NO in exchange, and to pay Class XLVII NOs that were not exchanged at their maturity.

Therefore, on February 12, 2021, and March 1 (closing date for late participation of Class XLVII NOs holders), YPF issued new Class XVI, XVII and XVIII NOs for a total principal amount of 775.8, 747.8 and 575.6, respectively, and tender instructions were received to submit the Existing Negotiable Obligation as detailed below:

-	Class XLVII NO for a principal amount of 247.3.

-	Class XXVIII NO for a principal amount of 656.4.

-	Class XIII NO for a principal amount of 201.7.

-	Class XXXIX NO for a principal amount of 368.2.

-	Class LIII NO for a principal amount of 190.7.

-	Class I NO for a principal amount of 101.0.

-	Class LIV NO for a principal amount of 213.4.
YPF assessed whether the instruments subject to exchange were substantially different, considering both qualitative (e.g., currency, term, rate, among others) and quantitative aspects (if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received, and discounted using the original effective interest rates, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liabilities). In this regard, the Company recognized the exchange of the NOs as a debt modification according to IFRS 9 due to the fact that the instruments subject to exchange were not substantially different. As a result of the transaction, YPF recognized a profit of 21 in the fiscal year ended December 31, 2021 (see Note 28).